UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2012

Item 1. Reports to Stockholders

Fidelity®
Stock Selector All Cap Fund

Semiannual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Stock Selector All Cap	.76%
Actual		$ 1,000.00	$ 1,260.30	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,021.20	$ 3.84
Class K	.63%
Actual		$ 1,000.00	$ 1,261.00	$ 3.56
HypotheticalA		$ 1,000.00	$ 1,021.85	$ 3.18

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's pro-rata share of investments of Fidelity's Equity Central Funds.
Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.5	2.2
Procter & Gamble Co.	1.8	2.0
Chevron Corp.	1.7	1.5
British American Tobacco PLC sponsored ADR	1.4	1.1
The Coca-Cola Co.	1.3	1.4
Microsoft Corp.	1.2	0.5
General Electric Co.	1.1	1.4
CVS Caremark Corp.	0.9	0.8
Citigroup, Inc.	0.8	0.8
Amgen, Inc.	0.8	0.8
	14.5
Top Five Market Sectors as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.3	16.9
Financials	13.7	14.2
Health Care	11.4	11.3
Energy	11.3	11.3
Industrials	10.6	10.0
At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 16.6% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in the underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (b)	1,649,328	$ 244,464
Fidelity Consumer Staples Central Fund (b)	1,743,129	267,222
Fidelity Energy Central Fund (b)	2,262,723	281,053
Fidelity Financials Central Fund (b)	6,859,384	408,888
Fidelity Health Care Central Fund (b)	1,949,314	292,046
Fidelity Industrials Central Fund (b)	1,721,480	266,106
Fidelity Information Technology Central Fund (b)	2,530,921	487,987
Fidelity Materials Central Fund (b)	487,459	85,364
Fidelity Telecom Services Central Fund (b)	553,313	69,136
Fidelity Utilities Central Fund (b)	827,391	90,922
TOTAL EQUITY CENTRAL FUNDS (Cost $2,187,915)		2,493,188
Money Market Central Funds - 0.0%

Fidelity Cash Central Fund, 0.14% (a) (Cost $83)	83,497	83
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,187,998)		2,493,271
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,380)
NET ASSETS - 100%		$ 2,491,891
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ -*
Fidelity Consumer Discretionary Central Fund	1,494
Fidelity Consumer Staples Central Fund	3,094
Fidelity Energy Central Fund	1,733
Fidelity Financials Central Fund	1,270
Fidelity Health Care Central Fund	1,037
Fidelity Industrials Central Fund	1,642
Fidelity Information Technology Central Fund	781
Fidelity Materials Central Fund	536
Fidelity Telecom Services Central Fund	806
Fidelity Utilities Central Fund	1,143
Total	$ 13,536
*Amount represents less than one thousand dollars.
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 119,523	$ 94,452	$ 18,558	$ 244,464	27.2%
Fidelity Consumer Staples Central Fund	152,354	115,231	33,737	267,222	31.4%
Fidelity Energy Central Fund	151,688	122,426	37,841	281,053	30.2%
Fidelity Financials Central Fund	196,425	151,106	31,894	408,888	27.9%
Fidelity Health Care Central Fund	156,759	113,339	23,210	292,046	29.0%
Fidelity Industrials Central Fund	129,408	99,327	16,450	266,106	28.3%
Fidelity Information Technology Central Fund	243,800	209,962	72,504	487,987	29.1%
Fidelity Materials Central Fund	40,801	33,874	5,316	85,364	26.7%
Fidelity Telecom Services Central Fund	40,139	29,499	7,329	69,136	30.7%
Fidelity Utilities Central Fund	51,163	37,996	2,002	90,922	29.0%
Total	$ 1,282,060	$ 1,007,212	$ 248,841	$ 2,493,188
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the pro-rata share of the investments of Fidelity's Equity Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.4%
United Kingdom	3.6%
Switzerland	1.8%
Brazil	1.3%
Netherlands	1.2%
France	1.2%
Canada	1.1%
Ireland	1.1%
Others (Individually Less Than 1%)	5.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2012 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $2,187,998)		$ 2,493,271
Cash		34
Receivable for investments sold		371
Receivable for fund shares sold		196
Dividends receivable		23
Prepaid expenses		3
Other receivables		96
Total assets		2,493,994

Liabilities
Payable for fund shares redeemed	$ 567
Accrued management fee	1,042
Transfer agent fee payable	329
Other affiliated payables	62
Other payables and accrued expenses	103
Total liabilities		2,103

Net Assets		$ 2,491,891
Net Assets consist of:
Paid in capital		$ 2,324,028
Undistributed net investment income		3,265
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(140,678)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		305,276
Net Assets		$ 2,491,891

Stock Selector All Cap: Net Asset Value, offering price and redemption price per share ($2,440,563 ÷ 87,730 shares)		$ 27.82

Class K: Net Asset Value, offering price and redemption price per share ($51,328 ÷ 1,845 shares)		$ 27.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended March 31, 2012 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 13,536

Expenses
Management fee Basic fee	$ 5,338
Performance adjustment	(272)
Transfer agent fees	1,725
Accounting fees and expenses	291
Independent trustees' compensation	5
Registration fees	141
Audit	19
Legal	6
Miscellaneous	10
Total expenses before reductions	7,263
Expense reductions	(170)	7,093
Net investment income (loss)		6,443
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	193
Fidelity Central Funds	44,666
Total net realized gain (loss)		44,859
Change in net unrealized appreciation (depreciation) on: Investment securities		408,090
Net gain (loss)		452,949
Net increase (decrease) in net assets resulting from operations		$ 459,392

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2012 (Unaudited)	Eleven months ended September 30, 2011	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,443	$ 6,324	$ 5,097
Net realized gain (loss)	44,859	16,947	86,830
Change in net unrealized appreciation (depreciation)	408,090	(167,518)	23,283
Net increase (decrease) in net assets resulting from operations	459,392	(144,247)	115,210
Distributions to shareholders from net investment income	(7,628)	(4,605)	(4,230)
Distributions to shareholders from net realized gain	(830)	-	-
Total distributions	(8,458)	(4,605)	(4,230)
Share transactions - net increase (decrease)	759,732	664,405	80,564
Total increase (decrease) in net assets	1,210,666	515,553	191,544

Net Assets
Beginning of period	1,281,225	765,672	574,128
End of period (including undistributed net investment income of $3,265, undistributed net investment income of $4,450 and undistributed net investment income of $2,732, respectively)	$ 2,491,891	$ 1,281,225	$ 765,672

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector All Cap

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011 G	2010 I	2009 I	2008 I	2007 I	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 22.21	$ 23.68	$ 19.98	$ 18.79	$ 32.37	$ 27.24	$ 23.74
Income from Investment Operations
Net investment income (loss) D	.09	.15	.16	.14	.20	.19	.16
Net realized and unrealized gain (loss)	5.67	(1.48)	3.69	1.27	(12.14)	5.10	3.46
Total from investment operations	5.76	(1.33)	3.85	1.41	(11.94)	5.29	3.62
Distributions from net investment income	(.14)	(.14)	(.15)	(.22)	(.16)	(.13)	(.12)
Distributions from net realized gain	(.02)	-	-	-	(1.48)	(.03)	-
Total distributions	(.15) K	(.14)	(.15)	(.22)	(1.64)	(.16)	(.12)
Net asset value, end of period	$ 27.82	$ 22.21	$ 23.68	$ 19.98	$ 18.79	$ 32.37	$ 27.24
Total Return B,C	26.03%	(5.68)%	19.35%	7.77%	(38.78)%	19.52%	15.29%
Ratios to Average Net Assets E,H
Expenses before reductions	.76% A	.80% A	.87%	.87%	.93%	.87%	.88%
Expenses net of fee waivers, if any	.76% A	.80% A	.87%	.87%	.93%	.87%	.88%
Expenses net of all reductions	.75% A	.78% A	.86%	.87%	.93%	.87%	.87%
Net investment income (loss)	.67% A	.64% A	.72%	.82%	.77%	.64%	.61%
Supplemental Data
Net assets, end of period (in millions)	$ 2,441	$ 1,247	$ 730	$ 552	$ 698	$ 1,005	$ 853
Portfolio turnover rate F	26% A	9% A	147% J	109%	121%	91%	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the eleven month period ended September 30. The Fund changed its fiscal year from October 31 to September 30, effective September 30, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J Portfolio turnover rate excludes securities received or delivered in-kind. K Total distributions of $.15 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.136 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011 G	2010 J	2009 J	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.23	$ 23.70	$ 20.00	$ 18.81	$ 27.80
Income from Investment Operations
Net investment income (loss) D	.10	.19	.20	.18	.06
Net realized and unrealized gain (loss)	5.68	(1.47)	3.69	1.27	(9.05)
Total from investment operations	5.78	(1.28)	3.89	1.45	(8.99)
Distributions from net investment income	(.17)	(.19)	(.19)	(.26)	-
Distributions from net realized gain	(.02)	-	-	-	-
Total distributions	(.19)	(.19)	(.19)	(.26)	-
Net asset value, end of period	$ 27.82	$ 22.23	$ 23.70	$ 20.00	$ 18.81
Total Return B,C	26.10%	(5.50)%	19.54%	8.00%	(32.34)%
Ratios to Average Net Assets E,I
Expenses before reductions	.63% A	.62% A	.68%	.65%	.79% A
Expenses net of fee waivers, if any	.63% A	.62% A	.68%	.65%	.79% A
Expenses net of all reductions	.61% A	.60% A	.66%	.65%	.78% A
Net investment income (loss)	.80% A	.81% A	.91%	1.04%	.63% A
Supplemental Data
Net assets, end of period (in millions)	$ 51	$ 34	$ 36	$ 22	$ 35
Portfolio turnover rate F	26% A	9% A	147% K	109%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the eleven month period ended September 30. The Fund changed its fiscal year from October 31 to September 30, effective September 30, 2011. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Stock Selector All Cap (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Stock Selector All Cap and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships (including allocation from Fidelity Central Funds), deferred trustees compensation, certain capital loss carryforwards and certain foreign taxes.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 318,875
Gross unrealized depreciation	(13,602)
Net unrealized appreciation (depreciation) on securities and other investments	$ 305,273

Tax cost	$ 2,187,998

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2011, capital loss carryforwards were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2016	$ (52,633)
2017	(134,971)
Total capital loss carryforward	$ (187,604)

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity Central Funds), other than short-term securities, aggregated $1,007,212 and $248,841, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector All Cap share class as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Stock Selector All Cap. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Stock Selector All Cap	$ 1,714.18
Class K	11.05
	$ 1,725

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $170 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2012	Eleven months ended September 30, 2011	Year ended October 31, 2010
From net investment income
Stock Selector All Cap	$ 7,362	$ 4,320	$ 4,028
Class K	266	285	202
Total	$ 7,628	$ 4,605	$ 4,230
From net realized gain
Stock Selector All Cap	$ 807	$ -	$ -
Class K	23	-	-
Total	$ 830	$ -	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions.

Transactions for each class of shares were as follows:

		Shares
	Six months ended March 31, 2012	Eleven months ended September 30, 2011	Year ended October 31, 2010
Stock Selector All Cap
Shares sold	43,321	31,044	9,171
Reinvestment of distributions	326	164	181
Shares redeemed	(12,044)	(5,904)	(6,135)
Net increase (decrease)	31,603	25,304	3,217
Class K
Shares sold	442	335	739
Reinvestment of distributions	12	11	10
Shares redeemed	(157)	(308)	(363)
Net increase (decrease)	297	38	386
		Dollars
	Six months ended March 31, 2012	Eleven months ended September 30, 2011	Year ended October 31, 2010
Stock Selector All Cap
Shares sold	$ 1,053,047	$ 811,772	$ 203,020
Reinvestment of distributions	7,992	4,146	3,844
Shares redeemed	(309,027)	(152,600)	(134,933)
Net increase (decrease)	$ 752,012	$ 663,318	$ 71,931
Class K
Shares sold	$ 11,380	$ 8,704	$ 16,419
Reinvestment of distributions	289	285	202
Shares redeemed	(3,949)	(7,902)	(7,988)
Net increase (decrease)	$ 7,720	$ 1,087	$ 8,633

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a single shareholder of record owned approximately 47% of the total outstanding shares of Stock Selector All Cap.

Semiannual Report

11. Proposed Reorganization.

The Board of Trustees of the Fund has approved an Agreement and Plan of Reorganization between the Fund and Fidelity Advisor® Stock Selector All Cap Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Stock Selector All Cap Fund in exchange solely for the number of equivalent shares of the Fund having the same aggregate net asset value as the outstanding shares of Fidelity Advisor Stock Selector All Cap Fund on the day the reorganization is effective.

A meeting of shareholders of Fidelity Advisor Stock Selector All Cap Fund is expected to be held during the third quarter of 2012 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on or about October 26, 2012. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

New share classes will be created for the purpose of the reorganization with Fidelity Advisor Stock Selector All Cap Fund. The new share classes will not commence operations until approximately the date of the reorganization.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

FSS-USAN-0512
1.784916.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Stock Selector All Cap Fund -
Class K

Semiannual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Stock Selector All Cap	.76%
Actual		$ 1,000.00	$ 1,260.30	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,021.20	$ 3.84
Class K	.63%
Actual		$ 1,000.00	$ 1,261.00	$ 3.56
HypotheticalA		$ 1,000.00	$ 1,021.85	$ 3.18

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's pro-rata share of investments of Fidelity's Equity Central Funds.
Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.5	2.2
Procter & Gamble Co.	1.8	2.0
Chevron Corp.	1.7	1.5
British American Tobacco PLC sponsored ADR	1.4	1.1
The Coca-Cola Co.	1.3	1.4
Microsoft Corp.	1.2	0.5
General Electric Co.	1.1	1.4
CVS Caremark Corp.	0.9	0.8
Citigroup, Inc.	0.8	0.8
Amgen, Inc.	0.8	0.8
	14.5
Top Five Market Sectors as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.3	16.9
Financials	13.7	14.2
Health Care	11.4	11.3
Energy	11.3	11.3
Industrials	10.6	10.0
At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 16.6% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in the underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (b)	1,649,328	$ 244,464
Fidelity Consumer Staples Central Fund (b)	1,743,129	267,222
Fidelity Energy Central Fund (b)	2,262,723	281,053
Fidelity Financials Central Fund (b)	6,859,384	408,888
Fidelity Health Care Central Fund (b)	1,949,314	292,046
Fidelity Industrials Central Fund (b)	1,721,480	266,106
Fidelity Information Technology Central Fund (b)	2,530,921	487,987
Fidelity Materials Central Fund (b)	487,459	85,364
Fidelity Telecom Services Central Fund (b)	553,313	69,136
Fidelity Utilities Central Fund (b)	827,391	90,922
TOTAL EQUITY CENTRAL FUNDS (Cost $2,187,915)		2,493,188
Money Market Central Funds - 0.0%

Fidelity Cash Central Fund, 0.14% (a) (Cost $83)	83,497	83
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,187,998)		2,493,271
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,380)
NET ASSETS - 100%		$ 2,491,891
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ -*
Fidelity Consumer Discretionary Central Fund	1,494
Fidelity Consumer Staples Central Fund	3,094
Fidelity Energy Central Fund	1,733
Fidelity Financials Central Fund	1,270
Fidelity Health Care Central Fund	1,037
Fidelity Industrials Central Fund	1,642
Fidelity Information Technology Central Fund	781
Fidelity Materials Central Fund	536
Fidelity Telecom Services Central Fund	806
Fidelity Utilities Central Fund	1,143
Total	$ 13,536
*Amount represents less than one thousand dollars.
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 119,523	$ 94,452	$ 18,558	$ 244,464	27.2%
Fidelity Consumer Staples Central Fund	152,354	115,231	33,737	267,222	31.4%
Fidelity Energy Central Fund	151,688	122,426	37,841	281,053	30.2%
Fidelity Financials Central Fund	196,425	151,106	31,894	408,888	27.9%
Fidelity Health Care Central Fund	156,759	113,339	23,210	292,046	29.0%
Fidelity Industrials Central Fund	129,408	99,327	16,450	266,106	28.3%
Fidelity Information Technology Central Fund	243,800	209,962	72,504	487,987	29.1%
Fidelity Materials Central Fund	40,801	33,874	5,316	85,364	26.7%
Fidelity Telecom Services Central Fund	40,139	29,499	7,329	69,136	30.7%
Fidelity Utilities Central Fund	51,163	37,996	2,002	90,922	29.0%
Total	$ 1,282,060	$ 1,007,212	$ 248,841	$ 2,493,188
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the pro-rata share of the investments of Fidelity's Equity Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.4%
United Kingdom	3.6%
Switzerland	1.8%
Brazil	1.3%
Netherlands	1.2%
France	1.2%
Canada	1.1%
Ireland	1.1%
Others (Individually Less Than 1%)	5.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2012 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $2,187,998)		$ 2,493,271
Cash		34
Receivable for investments sold		371
Receivable for fund shares sold		196
Dividends receivable		23
Prepaid expenses		3
Other receivables		96
Total assets		2,493,994

Liabilities
Payable for fund shares redeemed	$ 567
Accrued management fee	1,042
Transfer agent fee payable	329
Other affiliated payables	62
Other payables and accrued expenses	103
Total liabilities		2,103

Net Assets		$ 2,491,891
Net Assets consist of:
Paid in capital		$ 2,324,028
Undistributed net investment income		3,265
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(140,678)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		305,276
Net Assets		$ 2,491,891

Stock Selector All Cap: Net Asset Value, offering price and redemption price per share ($2,440,563 ÷ 87,730 shares)		$ 27.82

Class K: Net Asset Value, offering price and redemption price per share ($51,328 ÷ 1,845 shares)		$ 27.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended March 31, 2012 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 13,536

Expenses
Management fee Basic fee	$ 5,338
Performance adjustment	(272)
Transfer agent fees	1,725
Accounting fees and expenses	291
Independent trustees' compensation	5
Registration fees	141
Audit	19
Legal	6
Miscellaneous	10
Total expenses before reductions	7,263
Expense reductions	(170)	7,093
Net investment income (loss)		6,443
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	193
Fidelity Central Funds	44,666
Total net realized gain (loss)		44,859
Change in net unrealized appreciation (depreciation) on: Investment securities		408,090
Net gain (loss)		452,949
Net increase (decrease) in net assets resulting from operations		$ 459,392

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2012 (Unaudited)	Eleven months ended September 30, 2011	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,443	$ 6,324	$ 5,097
Net realized gain (loss)	44,859	16,947	86,830
Change in net unrealized appreciation (depreciation)	408,090	(167,518)	23,283
Net increase (decrease) in net assets resulting from operations	459,392	(144,247)	115,210
Distributions to shareholders from net investment income	(7,628)	(4,605)	(4,230)
Distributions to shareholders from net realized gain	(830)	-	-
Total distributions	(8,458)	(4,605)	(4,230)
Share transactions - net increase (decrease)	759,732	664,405	80,564
Total increase (decrease) in net assets	1,210,666	515,553	191,544

Net Assets
Beginning of period	1,281,225	765,672	574,128
End of period (including undistributed net investment income of $3,265, undistributed net investment income of $4,450 and undistributed net investment income of $2,732, respectively)	$ 2,491,891	$ 1,281,225	$ 765,672

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector All Cap

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011 G	2010 I	2009 I	2008 I	2007 I	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 22.21	$ 23.68	$ 19.98	$ 18.79	$ 32.37	$ 27.24	$ 23.74
Income from Investment Operations
Net investment income (loss) D	.09	.15	.16	.14	.20	.19	.16
Net realized and unrealized gain (loss)	5.67	(1.48)	3.69	1.27	(12.14)	5.10	3.46
Total from investment operations	5.76	(1.33)	3.85	1.41	(11.94)	5.29	3.62
Distributions from net investment income	(.14)	(.14)	(.15)	(.22)	(.16)	(.13)	(.12)
Distributions from net realized gain	(.02)	-	-	-	(1.48)	(.03)	-
Total distributions	(.15) K	(.14)	(.15)	(.22)	(1.64)	(.16)	(.12)
Net asset value, end of period	$ 27.82	$ 22.21	$ 23.68	$ 19.98	$ 18.79	$ 32.37	$ 27.24
Total Return B,C	26.03%	(5.68)%	19.35%	7.77%	(38.78)%	19.52%	15.29%
Ratios to Average Net Assets E,H
Expenses before reductions	.76% A	.80% A	.87%	.87%	.93%	.87%	.88%
Expenses net of fee waivers, if any	.76% A	.80% A	.87%	.87%	.93%	.87%	.88%
Expenses net of all reductions	.75% A	.78% A	.86%	.87%	.93%	.87%	.87%
Net investment income (loss)	.67% A	.64% A	.72%	.82%	.77%	.64%	.61%
Supplemental Data
Net assets, end of period (in millions)	$ 2,441	$ 1,247	$ 730	$ 552	$ 698	$ 1,005	$ 853
Portfolio turnover rate F	26% A	9% A	147% J	109%	121%	91%	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the eleven month period ended September 30. The Fund changed its fiscal year from October 31 to September 30, effective September 30, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J Portfolio turnover rate excludes securities received or delivered in-kind. K Total distributions of $.15 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.136 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011 G	2010 J	2009 J	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.23	$ 23.70	$ 20.00	$ 18.81	$ 27.80
Income from Investment Operations
Net investment income (loss) D	.10	.19	.20	.18	.06
Net realized and unrealized gain (loss)	5.68	(1.47)	3.69	1.27	(9.05)
Total from investment operations	5.78	(1.28)	3.89	1.45	(8.99)
Distributions from net investment income	(.17)	(.19)	(.19)	(.26)	-
Distributions from net realized gain	(.02)	-	-	-	-
Total distributions	(.19)	(.19)	(.19)	(.26)	-
Net asset value, end of period	$ 27.82	$ 22.23	$ 23.70	$ 20.00	$ 18.81
Total Return B,C	26.10%	(5.50)%	19.54%	8.00%	(32.34)%
Ratios to Average Net Assets E,I
Expenses before reductions	.63% A	.62% A	.68%	.65%	.79% A
Expenses net of fee waivers, if any	.63% A	.62% A	.68%	.65%	.79% A
Expenses net of all reductions	.61% A	.60% A	.66%	.65%	.78% A
Net investment income (loss)	.80% A	.81% A	.91%	1.04%	.63% A
Supplemental Data
Net assets, end of period (in millions)	$ 51	$ 34	$ 36	$ 22	$ 35
Portfolio turnover rate F	26% A	9% A	147% K	109%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the eleven month period ended September 30. The Fund changed its fiscal year from October 31 to September 30, effective September 30, 2011. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Stock Selector All Cap (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Stock Selector All Cap and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships (including allocation from Fidelity Central Funds), deferred trustees compensation, certain capital loss carryforwards and certain foreign taxes.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 318,875
Gross unrealized depreciation	(13,602)
Net unrealized appreciation (depreciation) on securities and other investments	$ 305,273

Tax cost	$ 2,187,998

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2011, capital loss carryforwards were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2016	$ (52,633)
2017	(134,971)
Total capital loss carryforward	$ (187,604)

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity Central Funds), other than short-term securities, aggregated $1,007,212 and $248,841, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector All Cap share class as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Stock Selector All Cap. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Stock Selector All Cap	$ 1,714.18
Class K	11.05
	$ 1,725

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $170 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2012	Eleven months ended September 30, 2011	Year ended October 31, 2010
From net investment income
Stock Selector All Cap	$ 7,362	$ 4,320	$ 4,028
Class K	266	285	202
Total	$ 7,628	$ 4,605	$ 4,230
From net realized gain
Stock Selector All Cap	$ 807	$ -	$ -
Class K	23	-	-
Total	$ 830	$ -	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions.

Transactions for each class of shares were as follows:

		Shares
	Six months ended March 31, 2012	Eleven months ended September 30, 2011	Year ended October 31, 2010
Stock Selector All Cap
Shares sold	43,321	31,044	9,171
Reinvestment of distributions	326	164	181
Shares redeemed	(12,044)	(5,904)	(6,135)
Net increase (decrease)	31,603	25,304	3,217
Class K
Shares sold	442	335	739
Reinvestment of distributions	12	11	10
Shares redeemed	(157)	(308)	(363)
Net increase (decrease)	297	38	386
		Dollars
	Six months ended March 31, 2012	Eleven months ended September 30, 2011	Year ended October 31, 2010
Stock Selector All Cap
Shares sold	$ 1,053,047	$ 811,772	$ 203,020
Reinvestment of distributions	7,992	4,146	3,844
Shares redeemed	(309,027)	(152,600)	(134,933)
Net increase (decrease)	$ 752,012	$ 663,318	$ 71,931
Class K
Shares sold	$ 11,380	$ 8,704	$ 16,419
Reinvestment of distributions	289	285	202
Shares redeemed	(3,949)	(7,902)	(7,988)
Net increase (decrease)	$ 7,720	$ 1,087	$ 8,633

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a single shareholder of record owned approximately 47% of the total outstanding shares of Stock Selector All Cap.

Semiannual Report

11. Proposed Reorganization.

The Board of Trustees of the Fund has approved an Agreement and Plan of Reorganization between the Fund and Fidelity Advisor® Stock Selector All Cap Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Stock Selector All Cap Fund in exchange solely for the number of equivalent shares of the Fund having the same aggregate net asset value as the outstanding shares of Fidelity Advisor Stock Selector All Cap Fund on the day the reorganization is effective.

A meeting of shareholders of Fidelity Advisor Stock Selector All Cap Fund is expected to be held during the third quarter of 2012 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on or about October 26, 2012. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

New share classes will be created for the purpose of the reorganization with Fidelity Advisor Stock Selector All Cap Fund. The new share classes will not commence operations until approximately the date of the reorganization.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank, N.A.
New York, NY

FSS-K-USAN-0512
1.863294.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 23, 2012